FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value, Measurement Inputs, Disclosure [Text Block]
8. FAIR VALUE MEASUREMENTS

The following table sets forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2014:

	Quoted Prices
	In Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	September 30,
Description	(Level 1)	(Level 2)	(Level 3)	2014
Derivative liabilities - warrant instruments	$-	$-	$2,651,155	$2,651,155

The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3)
	Nine months ended September 30,
	2014	2013
Beginning balance	$-	$-
Additions	449,624
Change in fair value	2,201,531	-
Ending balance	$2,651,155	$-

Change in unrealized losses included in earnings	$2,201,531	$-